EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
EQUITY INVESTMENTS

NOTE 13. EQUITY INVESTMENTS

Equity investments consist of the following:

	December 31
(in US$ thousands)	2015	2016
Investments accounted for under the equity method	$4,524	$72

Our Company’s investments accounted for under the equity method primarily consist of the following: (a) from August 2010 to November 2016, a 17.65 percent equity interest investment in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund Limited Partnership that invests in online game businesses and films (See Note 4 “Divestitures”, for additional information); and (b) a 22.86 percent equity interest investment in Double2 Network Technology Co., Ltd. (“Double2”), a Taiwanese company that mainly engaged in development of causal gaming software.

In November 2016, we entered into an agreement to sell a 17.65 percent partnership interest in East Gate to a Korean investor unrelated to our Group. (See Note 4, “Divestitures” for additional information.)

East Gate

Our Company had a 17.65 percent interest in East Gate, a Korean fund partnership. Before the disposal of such interest, we accounted for our investment in this limited partnership under the equity method accounting since we had the ability to exercise significant influence over partnership operating and financial policies based on the terms of the partnership agreement.

East Gate was considered an investment company that primarily invests in: (1) Equity securities of small, medium-sized companies or venture companies, mainly Korean game companies, and (2) funding for specific projects, mainly Korean films, of an entrepreneur or venture company in return for the rights to a future revenue stream from the income generated by the entrepreneur or venture company from the film and related products.

Summarized U.S. GAAP financial information of East Gate as of December 31, 2015 and November 30, 2016 (right before we disposed of it), and for the years ended December 31, 2014, 2015 and the eleven-month period ended November 30, 2016 is presented below (in US$ thousands):

	2015	2016
Investments and other related assets	$21,833	$7,911
Other assets	3,212	332
Total assets	$25,045	$8,243
Total liabilities	$478	$318
Total net assets of the fund	$24,567	$7,925

	2014	2015	2016
Investment and related income (loss)	$8,351	$5,419	$(1,513)
Impairment loss	(480)	—	(105)
Other costs and expenses	(10,642)	(8,219)	(7,513)
Net loss	$(2,771)	$(2,800)	$(9,131)